RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt - Chief Executive Officer [Member] - USD ($)			12 Months Ended
	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2017
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 316,504	$ 556,166
Expenses owed to related party			2,234
Total related party			558,400
June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	$ 107,048
June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	132,614
Principal [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		300,000	535,050
Principal [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	105,000
Principal [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	130,050
Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest		$ 16,504	$ 21,116
Accrued Interest [Member] | June 2017 #1 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	2,048
Accrued Interest [Member] | June 2017 #2 [Member]
RELATED PARTY TRANSACTIONS (Details) - Schedule of Debt [Line Items]
Notes and accrued interest	$ 2,564